Share-Based Compensation - Schedule of Nonvested Restricted Share Units Activity (Details) - $ / shares		1 Months Ended		9 Months Ended
	Aug. 13, 2021	Aug. 31, 2021	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Number of Shares
Vested (in shares)				12,607
Vested restricted share units, for which shares are not in issue
Number of Shares
Unvested and Outstanding, beginning balance (in shares)				160,595	217,482
Granted (in shares)				0
Vested (in shares)	12,607	44,280	44,280	56,887
Forfeited (in shares)				0
Unvested and Outstanding, ending balance (in shares)				160,595
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share)				$ 10.19	$ 10.19
Granted (in dollars per share)				0
Vested (in dollars per share)				10.19
Forfeited (in dollars per share)				0
Weighted Average Grant Date Fair Value, ending balance (in dollars per share)				$ 10.19